Property and Equipment (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property and equipment
Total property and equipment	$ 5,970,106	$ 5,915,213
Construction in progress
Property and equipment
Total property and equipment	42,038	16,844
Construction in progress | Software related projects
Property and equipment
Total property and equipment	20,149	3,469
Construction in progress | Other
Property and equipment
Total property and equipment	$ 21,889	$ 13,375